Borrowings (Tables)	6 Months Ended
Jun. 30, 2015
Borrowings [Abstract]
Schedule of Borrowings

	June 30, 2015	December 31, 2014
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$123,750	$128,250
BNP Paribas S.A. and DVB Bank S.E.	67,500	69,750
DVB Bank S.E. and ABN Amro Bank N.V.	—	17,931
Eurobank Ergasias S.A. $52,200	42,389	43,753
Eurobank Ergasias S.A. $52,000	39,774	40,998
Norddeutsche Landesbank Girozentrale	27,734	24,971
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	53,516	55,078
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	63,722	74,639
HSH Nordbank AG $40,300	35,892	37,152

Less: Deferred finance costs, net	(20,221)	(22,330)
Add: bond premium	1,712	1,810
Total borrowings	$1,105,768	$1,142,002
Less: current portion, net of deferred finance costs	(30,507)	(31,882)
Total long-term borrowings, net of current portion, bond and deferred finance costs	$1,075,261	$1,110,120

Long-Term Debt Obligations

Amount
Long-Term Debt Obligations:
Year
June 30, 2016	$31,795
June 30, 2017	63,045
June 30, 2018	28,795
June 30, 2019	107,295
June 30, 2020	114,703
June 30, 2021 and thereafter	778,644
Total	$1,124,277